Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 37,540	¥ 39,309	¥ 38,840
Interest cost on projected benefit obligation	19,794	22,464	26,648
Expected return on plan assets	(55,082)	(54,222)	(48,106)
Amortization of net actuarial loss	13,900	23,941	42,496
Amortization of prior service cost	(8,933)	(11,793)	(12,309)
Loss (gain) on settlements and curtailment	(2,742)	41,456	2,600
Net periodic benefit cost	4,477	61,155	50,169
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	13,095	12,215	8,098
Interest cost on projected benefit obligation	15,966	13,467	10,716
Expected return on plan assets	(24,945)	(19,928)	(14,169)
Amortization of net actuarial loss	11,890	9,808	8,030
Amortization of prior service cost	(1,189)	157	54
Loss (gain) on settlements and curtailment	88		95
Net periodic benefit cost	14,905	15,719	12,824
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	1,222	1,526	1,114
Interest cost on projected benefit obligation	1,501	1,352	1,135
Expected return on plan assets	(1,937)	(1,423)	(1,030)
Amortization of net actuarial loss	273	776	715
Amortization of prior service cost	(560)	(69)	(59)
Amortization of net obligation at transition			105
Loss (gain) on settlements and curtailment			(3)
Net periodic benefit cost	¥ 499	¥ 2,162	¥ 1,977